UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 64.9%
	Apartments — 11.8%
55	American Homes 4 Rent, Class A	1,197
22	Apartment Investment & Management Co., Class A	963
15	AvalonBay Communities, Inc.	2,705
35	Equity Residential	2,299
5	Essex Property Trust, Inc.	1,302
8	Sun Communities, Inc.	663
26	UDR, Inc.	978

		10,107

	Health Care — 6.7%
46	HCP, Inc.	1,289
46	Senior Housing Properties Trust	901
25	Ventas, Inc.	1,636
28	Welltower, Inc.	1,961

		5,787

	Hotels — 4.1%
14	Hospitality Properties Trust	408
76	Host Hotels & Resorts, Inc.	1,407
18	LaSalle Hotel Properties	515
17	Park Hotels & Resorts, Inc.	461
19	Pebblebrook Hotel Trust	697

		3,488

	Industrial — 12.4%
11	CoreSite Realty Corp.	1,187
11	CyrusOne, Inc.	657
7	Digital Realty Trust, Inc.	838
6	Equinix, Inc.	2,542
37	Liberty Property Trust	1,501
62	Prologis, Inc.	3,935

		10,660

	Office — 9.3%
12	Alexandria Real Estate Equities, Inc.	1,457
12	Boston Properties, Inc.	1,447
31	Douglas Emmett, Inc.	1,237
33	Hudson Pacific Properties, Inc.	1,116
11	Kilroy Realty Corp.	809
25	Vornado Realty Trust	1,911

		7,977

	Regional Malls — 8.3%
31	GGP, Inc.	634
29	Macerich Co. (The)	1,596
28	Simon Property Group, Inc.	4,504
8	Taubman Centers, Inc.	418

		7,152

	Shopping Centers — 6.1%
89	DDR Corp.	813
5	Federal Realty Investment Trust	606
46	Kimco Realty Corp.	898
29	Kite Realty Group Trust	591
16	Regency Centers Corp.	1,014
42	Weingarten Realty Investors	1,344

		5,266

	Storage — 6.2%
34	CubeSmart	888
14	Extra Space Storage, Inc.	1,109
16	Life Storage, Inc.	1,284
10	Public Storage	2,060

		5,341

	Total Common Stocks (Cost $50,705)	55,778

PRINCIPAL AMOUNT($)

Corporate Bonds — 8.1%
	Apartments — 0.3%
197	Post Apartment Homes LP, 3.38%, 12/01/2022	202

	Health Care — 1.2%
932	Senior Housing Properties Trust, 6.75%, 12/15/2021	1,041

	Industrial — 0.3%
252	DCT Industrial Operating Partnership LP, 4.50%, 10/15/2023	265

	Office — 4.0%
292	Alexandria Real Estate Equities, Inc., 4.60%, 04/01/2022	312
	Corporate Office Properties LP,
943	3.60%, 05/15/2023	947
1,293	3.70%, 06/15/2021	1,325
180	Equity Commonwealth, 5.88%, 09/15/2020	192
534	Government Properties Income Trust, 4.00%, 07/15/2022	538
78	SL Green Realty Corp., 4.50%, 12/01/2022	81

		3,395

	Regional Malls — 1.2%
	CBL & Associates LP,
600	4.60%, 10/15/2024	572
480	5.25%, 12/01/2023	485

		1,057

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Shopping Centers — 1.1%
117	Regency Centers Corp., 3.75%, 11/15/2022	121
8	Retail Opportunity Investments Partnership LP, 5.00%, 12/15/2023	8
866	Retail Properties of America, Inc., 4.00%, 03/15/2025	835

		964

	Total Corporate Bonds (Cost $6,808)	6,924

SHARES

Preferred Stocks — 17.4%
	Apartments — 3.9%
55	American Homes 4 Rent, Series D, 6.50%, 05/24/2021 ($25 par value) @	1,511
34	American Homes 4 Rent, Series E, 6.35%, 06/29/2021 ($25 par value) @	894
18	American Homes 4 Rent, Series F, 5.88%, 04/24/2022 ($25 par value) @	472
17	Apartment Investment & Management Co., 6.88%, 05/16/2019 ($25 par value) @	456

		3,333

	Health Care — 0.4%
10	Sabra Health Care REIT, Inc., Series A, 7.13%, 03/21/2018 ($25 par value) @	250
5	Senior Housing Properties Trust, 6.25%, 02/01/2046 ($25 par value)	123

		373

	Hotels — 1.6%
22	Ashford Hospitality Trust, Inc., Series D, 8.45%, 11/02/2017 ($25 par value) @	562
6	Ashford Hospitality Trust, Inc., Series H, 7.50%, 08/15/2022 ($25 par value) @	159
26	LaSalle Hotel Properties, Series J, 6.30%, 05/25/2021 ($25 par value) @	668

		1,389

	Industrial — 0.4%
11	Digital Realty Trust, Inc., Series I, 6.35%, 08/24/2020 ($25 par value) @	309

	Office — 1.1%
10	VEREIT, Inc., Series F, 6.70%, 01/03/2019 ($25 par value) @	261
20	Vornado Realty Trust, Series G, 6.63%, 11/02/2017 ($25 par value) @	516
8	Vornado Realty Trust, Series K, 5.70%, 10/30/2017 ($25 par value) @	196

		973

	Regional Malls — 6.7%
50	CBL & Associates Properties, Inc., Series D, 7.38%, 11/02/2017 ($25 par value) @	1,226
59	GGP, Inc., Series A, 6.38%, 02/13/2018 ($25 par value) @	1,512
21	Pennsylvania REIT, Series A, 8.25%, 10/12/2017 ($25 par value) @	533
5	Pennsylvania REIT, Series B, 7.38%, 10/30/2017 ($25 par value) @	134
45	Pennsylvania REIT, Series C, 7.20%, 01/27/2022 ($25 par value) @	1,170
2	Taubman Centers, Inc., Series J, 6.50%, 10/30/2017 ($25 par value) @	47
23	Taubman Centers, Inc., Series K, 6.25%, 03/15/2018 ($25 par value) @	571
23	Washington Prime Group, Inc., Series H, 7.50%, 11/02/2017 ($25 par value) @	591

		5,784

	Shopping Centers — 2.9%
38	DDR Corp., Series A, 6.38%, 06/05/2022 ($25 par value) @	990
14	DDR Corp., Series J, 6.50%, 10/30/2017 ($25 par value) @	344
21	DDR Corp., Series K, 6.25%, 04/09/2018 ($25 par value) @	534
24	Saul Centers, Inc., Series C, 6.88%, 02/12/2018 ($25 par value) @	621

		2,489

	Storage — 0.4%
13	Public Storage, Series V, 5.38%, 10/30/2017 ($25 par value) @	319

	Total Preferred Stocks (Cost $14,619)	14,969

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 9.2%
	Investment Company — 9.2%
7,894	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $7,894)	7,894

	Total Investments — 99.6% (Cost $80,026)	85,565
	Other Assets in Excess of Liabilities — 0.4%	324

	NET ASSETS — 100.0%	$85,889

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of September 30, 2017 and is based upon the stated par value.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$78,641	$6,924	$—	$85,565

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of corporate bonds. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

/s/ Matthew J. Plastina
Matthew J. Plastina
Treasurer and Principal Financial Officer
November 28, 2017